Consolidated Balance Sheet Components - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accrued customer incentives		$ 207,593	$ 230,195
Accrued expenses		106,198	75,839
Accrued compensation and benefits		89,658	71,762
Accrued returns		58,828	45,529
Sales and other tax payable		19,904	43,243
Accrued advertising		35,968	6,108
Accrued delivery and distributions		29,850	19,946
Accrued warranty		28,090	20,958
Operating lease liabilities, current		$ 8,390	$ 13,038
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Accrued professional fees		$ 8,071	$ 4,177
Derivative liabilities		3,370	0
Other		24,413	21,228
Accrued expenses and other current liabilities	[1]	620,333	552,023
Nonrelated Party
Related Party Transaction [Line Items]
Accrued expenses and other current liabilities		$ 620,333	$ 552,023

[1]	Including amounts to a related party of $0 and $8,399 as of December 31, 2023 and 2022, respectively.